Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co.	An entity 100% owned by Yiyu Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Huizhi Wang	Principal shareholder of the Company
Juelin Wang	Principal shareholder of the Company
Yiyu Wang	Immediate family member of majority shareholder of the Company
Bing Zhang	Principal shareholder of the Company

Schedule of net outstanding balances with related parties
Accounts	Name of related parties	2020	2019
Receivables from related parties:
Advances to suppliers	Taizhou Huadi Industrial Ltd.	$5,342,512	$5,251,600
Accounts receivable	Taizhou Huadi Industrial Ltd.	1,880,762	-
Other receivables	Huashang Micro Finance Co.	1,030,989	979,336
Accounts receivable	Taizhou Huadi Material Technology Co.	-	498,125
Liabilities to related parties:
Due to related parties	Di Wang	(147,284)	-
Due to related parties	Jueqin Wang	(341,374)	(254,319)
Due to related parties	Huizhi Wang	-	(699,526)
Due to related parties	Juelin Wang	-	(699,526)
Due to related parties	Yiyu Wang	(919,053)	(1,748,813)
Due to related parties	Bing Zhang	-	(699,526)
Net receivables from related parties		$6,846,552	$2,627,351